COMMON STOCK WARRANT	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Common Stock Warrant
COMMON STOCK WARRANT

As described in Note 7, on November 9, 2015, the Company issued a warrant to Steve Gorlin to purchase 500,000 shares of common stock at an exercise price of $2.20 as additional incentive for making the loan. The warrant is exercisable for up to three years from the date of issuance. The fair value of the warrant at the date of issuance was determined to be approximately $398,000 using the Black-Scholes-Merton valuation technique and, based on the relative fair value of both the convertible debt and the warrant, was recorded at approximately $715,000 and $285,000, respectively. Fair value measurement valuation techniques, to the extent possible, should maximize the use of observable inputs and minimize the use of unobservable inputs. The Company’s fair value measurements of the warrant are designated as Level 1 since all of the significant inputs were observable, and quoted prices were available for the four comparative companies in an active market.

The inputs used to value the warrant as of the respective issue date are as follows:

•	The market price of the Company’s stock on November 9, 2015 of $1.71
•	Exercise price of the warrant: $2.20
•	Life of the warrant: 3 years
•	Risk free return rate: 1.27%
•	Annualized volatility rate of four comparative companies: 81%

As more fully described in Note 7, the Company entered into two modification agreements with Steve Gorlin related to the convertible debt. Both of the medication agreements amended the exercise price of the warrant issued to Mr. Gorlin. For both modifications, the Company calculated the fair value of the warrants immediately before and after the modification and recorded the difference as an increase to additional paid in capital and interest expense.

The inputs used to value the warrants as of the January 25, 2016 modification dates are as follows:

• The market price of the Company’s stock of $1.32
• Life of warrant: 3 years
• Risk free return rate: 1.11%
• Annualized volatility rate of four comparative companies: 99.66%

The inputs used to value the warrants as of the February 16, 2016 modification dates are as follows:

• The market price of the Company’s stock of $1.43
• Life of warrant: 3 years
• Risk free return rate: 0.93%
• Annualized volatility rate of four comparative companies: 100.34%

The Company recognized approximately $26,000 in expenses related to the changes in the fair value of the warrant for the three months ended March 31, 2016.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

As described in Note 8, on November 9, 2015, the Company issued a warrant to Steve Gorlin to purchase 500,000 shares of common stock at an exercise price of $2.20 as additional incentive for making the loan. The warrant is exercisable for up to three years from the date of issuance. The fair value of the warrant was determined to be approximately $398,000 using the Black-Scholes-Merton valuation technique and, based on the relative fair value of both the convertible debt and the warrant, was recorded at approximately $715,000 and $285,000, respectively. Fair value measurement valuation techniques, to the extent possible, should maximize the use of observable inputs and minimize the use of unobservable inputs. The Company’s fair value measurements of the warrant are designated as Level 1 since all of the significant inputs were observable, and quoted prices were available for the four comparitive companies in an active market.

The inputs used to value the warrant as of the respective issue date are as follows:

•	The market price of the Company’s stock on November 9, 2015 of $1.7075
•	Exercise price of the warrant: $2.20
•	Life of the warrant: 3 years
•	Risk free return rate: 1.27%
•	Annualized volatility rate of four comparative companies: 81%

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.